iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  28 .1%
Air Transport Services Group, Inc.
(a)
............ 107,251 $ 2,162,180
CH Robinson Worldwide, Inc. ................ 223,988 22,439,118
Expeditors International of Washington, Inc.
(b)
...... 293,915 37,415,379
FedEx Corp. ............................ 213,552 57,648,362
Forward Air Corp. ........................ 49,895 5,929,522
GXO Logistics, Inc.
(a) (b)
..................... 228,775 15,343,939
Hub Group, Inc. , Class A
(a)
................... 63,105 5,687,654
United Parcel Service, Inc. , Class B ............ 1,060,045 198,366,221
344,992,375
a
Ground Transportation  —  55 .0%
ArcBest Corp. ........................... 46,011 5,351,999
Avis Budget Group, Inc.
(a) (b)
.................. 45,894 10,109,989
CSX Corp. ............................. 1,472,205 49,053,871
Heartland Express, Inc.
(b)
................... 89,522 1,463,685
Hertz Global Holdings, Inc.
(a) (b)
................ 303,206 5,109,021
JB Hunt Transport Services, Inc. .............. 159,506 32,529,654
Knight-Swift Transportation Holdings, Inc. , Class A .. 309,758 18,817,798
Landstar System, Inc. ...................... 69,116 14,071,326
Lyft, Inc. , Class A
(a) (b)
....................... 632,928 8,044,515
Marten Transport Ltd. ...................... 110,791 2,510,524
Norfolk Southern Corp. ..................... 219,862 51,357,564
Old Dominion Freight Line, Inc.
(b)
.............. 151,734 63,650,896
RXO, Inc.
(a) (b)
............................ 225,119 4,963,874
Ryder System, Inc. ........................ 89,444 9,136,705
Saia, Inc.
(a) (b)
............................ 51,042 21,597,912
Schneider National, Inc. , Class B .............. 71,468 2,201,929
Uber Technologies, Inc.
(a)
................... 2,960,010 146,402,095
U-Haul Holding Co. ....................... 18,838 1,146,481
Union Pacific Corp. ....................... 891,732 206,899,659
Werner Enterprises, Inc. .................... 113,474 5,335,547
XPO, Inc.
(a)
............................. 222,856 15,430,549
675,185,593
a
Marine Transportation  —  1 .4%
Eagle Bulk Shipping, Inc. ................... 18,432 851,374
Genco Shipping & Trading Ltd. ................ 71,857 1,041,927
Kirby Corp.
(a)
............................ 115,423 9,404,666
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 69,026 $ 6,451,170
17,749,137
a
Passenger Airlines  —  15 .4%
Alaska Air Group, Inc.
(a)
..................... 246,042 11,965,022
Allegiant Travel Co.
(a)
...................... 30,090 3,722,133
American Airlines Group, Inc.
(a)
................ 1,255,836 21,035,253
Delta Air Lines, Inc. ....................... 1,236,318 57,192,071
Frontier Group Holdings, Inc.
(a) (b)
............... 71,366 663,704
Hawaiian Holdings, Inc.
(a) (b)
.................. 99,018 1,147,619
JetBlue Airways Corp.
(a) (b)
................... 631,202 4,904,439
Joby Aviation, Inc.
(a) (b)
...................... 663,054 5,934,333
SkyWest, Inc.
(a)
.......................... 85,361 3,755,030
Southwest Airlines Co. ..................... 1,144,676 39,102,132
Spirit Airlines, Inc. ........................ 209,692 3,837,364
Sun Country Airlines Holdings, Inc.
(a) (b)
........... 70,225 1,514,051
United Airlines Holdings, Inc.
(a)
................ 630,873 34,262,713
189,035,864
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,232,726,595 ) ............................... 1,226,962,969
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 21,858,187 21,862,559
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 1,864,136 1,864,136
a
Total Short-Term Securities — 1.9%
(Cost: $ 23,722,059 ) ................................. 23,726,695
Total Investments — 101.8%
(Cost: $ 1,256,448,654 ) ............................... 1,250,689,664
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (22,029,439)
Net Assets — 100.0% ................................. $ 1,228,660,225
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 23,884,603  $ —  $ (2,021,413)
(a)
$ 8,553  $ (9,184) $ 21,862,559  21,858,187  $ 17,450
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 951,661  912,475
(a)
—  —  —  1,864,136  1,864,136  15,411  —
$ 8,553  $ (9,184)
$ 23,726,695
$ 32,861  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Transportation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 12 09/15/23 $ 1,342 $ 86,662
E-Mini S&P Consumer Discretionary Select Sector Index ........................................... 1 09/15/23 177 12,728
$ 99,390
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,226,962,969  $ —  $ —  $ 1,226,962,969
Short-Term Securities
Money Market Funds ...................................... 23,726,695  —  —  23,726,695
$ 1,250,689,664  $ —  $ —  $ 1,250,689,664
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 99,390  $ —  $ —  $ 99,390
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.